The Company You Keep®
New York Life Insurance Company
1 Rockwood Road
Sleepy Hollow, NY 10591
Bus: 914-846-3888
Fax: 914-846-4779
E-Mail: laura_bramson@newyorklife.com
www.newyorklife.com
Laura Molnar Bramson
Associate General Counsel

VIA EDGAR

February 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – III

Form N-4 Registration Statement

File Nos. 333-172046 and 811-08904

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and NYLIAC Variable Annuity Separate Account – III is Post-Effective Amendment No. 7 to the registration statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 146 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are currently offered through a variable annuity contract marketed as New York Life Flexible Premium III Variable Annuity (the “Contract”).

This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act for the purpose of changing disclosure relating to: (i) the Mortality and Expense Risk charges for the Contract; (ii) charges for the Annual Death Benefit Reset Rider available with the Contract and (iii) to add disclosure relating to new static asset allocation models available as of May 1, 2016. We expect to make further updating changes to fund fees and other financial information, and to reflect SEC staff comments on this Amendment, through a subsequent amendment pursuant to Rule 485(b) in April 2016.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura Molnar Bramson
Laura Molnar Bramson
Associate General Counsel